CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)					$ 410	$ (229)	$ 475
Net income (loss)	$ (279)		$ 48		410	(230)	474
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	259		242		313	318	285
Amortization	137		117		163	156	119
Defined benefit plans - expense	35		34		42	51	43
Deferred income taxes and investment tax credits	(30)		(150)		(26)	(296)	152
Impairment of assets	592		20		20	65	3
Unrealized (gains) losses on derivatives, and other hedging activities	(80)		216		4	171	(41)
Pre-tax gain from the sale of the Montana hydroelectric generation business					(315)	0	0
Loss on lease termination					0	426	0
Other	76		19		36	2	19
Change in current assets and current liabilities
Accounts receivable	64		(1)		17	23	(54)
Accounts payable	(148)		(45)		2	(56)	(22)
Unbilled revenues	93		41		68	83	33
Fuel, materials and supplies	58		(67)		(97)	(31)	(29)
Prepayments	23		5		(53)	(5)	(1)
Counterparty collateral	76		(18)		(17)	(81)	(34)
Price risk management assets and liabilities	(9)		(34)		(30)	7	(21)
Taxes payable	(23)		70		(3)	(31)	(27)
Other	(32)		(14)		(40)	(16)	(17)
Other operating activities
Defined benefit plans - funding	(74)		(32)		(35)	(113)	(75)
Other assets	1		(2)		3	(4)	(41)
Other liabilities	(8)		16		0	(30)	17
Net cash provided by (used in) operating activities	731		465		462	410	784
Cash Flows from Investing Activities
Expenditures for property, plant and equipment	(252)		(276)		(416)	(583)	(648)
Proceeds from the sale of the Montana hydroelectric generation business					900	0	0
Ironwood Acquisition, net of cash acquired					0	0	(84)
Expenditures for intangible assets	(35)		(38)		(46)	(42)	(45)
Purchases of nuclear plant decommissioning trust investments	(154)		(124)		(170)	(159)	(154)
Proceeds from the sale of nuclear plant decommissioning trust investments	143	[1]	112	[1]	154	144	139
Proceeds from the receipt of grants			164		164	3	0
Net (increase) decrease in notes receivable from affiliates					0	0	198
Net (increase) decrease in restricted cash and cash equivalents	110		(199)		(108)	(22)	104
Other investing activities	15		17		19	28	21
Net cash provided by (used in) investing activities	(173)		(344)		497	(631)	(469)
Cash Flows from Financing Activities
Issuance of long-term debt	600
Retirement of long-term debt	(33)		(308)		(309)	(747)	(9)
Contributions from member	82		730		739	1,577	563
Distributions to member	(215)		(1,178)		(1,906)	(408)	(787)
Net increase (decrease) in short-term debt	(667)		590		630	(356)	(44)
Other financing activities	(29)				0	(19)	(4)
Net cash provided by (used in) financing activities	(262)		(166)		(846)	47	(281)
Net Increase (Decrease) in Cash and Cash Equivalents	296		(45)		113	(174)	34
Cash and Cash Equivalents at Beginning of Period	352		239		239	413	379
Cash and Cash Equivalents at End of Period	$ 648		$ 194		352	239	413
Supplemental Disclosures of Cash Flow Information
Interest - net of amount capitalized					122	157	150
Income taxes - net					$ 310	$ 189	$ 128

[1]	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.